Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	March 31, 2025	September 30, 2024
Accounts receivable	$4,345,525	$5,993,769
Less: allowance for credit losses	(106,801)	(81,734)
Accounts receivable, net	$4,238,724	$5,912,035

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	March 31, 2025	September 30, 2024
Beginning balance	$81,734	$125,448
Additions (reductions)	27,919	(47,515)
Foreign currency translation adjustments	(2,852)	3,801
Ending balance	$106,801	$81,734